GOODWILL (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
GOODWILL
Goodwill	$ 5,184,036	$ 0
Acquisitions (Note 14)	0	5,184,036
Impairment	(1,807,850)	0
Goodwill, net	$ 3,376,186	$ 5,184,036